Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–91.90%
Aerospace & Defense–2.68%
CAE, Inc. (Canada)(b)	1,354,635	$31,969,386
Hensoldt AG (Germany)	1,018,771	40,961,697
Leonardo S.p.A. (Italy)	3,244,639	101,367,468
Theon International PLC (Cyprus)	510,500	7,387,878
		181,686,429
Agricultural & Farm Machinery–1.56%
AGCO Corp.(c)	1,013,649	105,855,365
Application Software–0.25%
Mitek Systems, Inc.(b)(c)	1,674,724	17,082,185
Asset Management & Custody Banks–0.38%
WisdomTree, Inc.(c)	2,609,876	25,550,686
Automotive Parts & Equipment–0.39%
Dana, Inc.	1,641,870	26,171,408
Biotechnology–1.85%
Amicus Therapeutics, Inc.(b)	1,203,265	11,527,279
Apellis Pharmaceuticals, Inc.(b)(c)	263,936	7,656,783
Arcutis Biotherapeutics, Inc.(b)(c)	915,823	12,125,497
Ascendis Pharma A/S, ADR (Denmark)(b)	95,341	12,457,255
Dynavax Technologies Corp.(b)(c)	1,295,668	16,908,467
Ionis Pharmaceuticals, Inc.(b)(c)	330,402	10,539,824
Mirum Pharmaceuticals, Inc.(b)(c)	273,967	13,391,507
Neurocrine Biosciences, Inc.(b)	101,825	15,459,072
Rhythm Pharmaceuticals, Inc.(b)(c)	169,811	10,091,868
Rocket Pharmaceuticals, Inc.(b)(c)	313,887	3,371,146
Ultragenyx Pharmaceutical, Inc.(b)	282,680	12,163,720
		125,692,418
Building Products–0.18%
Janus International Group, Inc.(b)(c)	1,438,000	11,921,020
Casinos & Gaming–1.50%
PENN Entertainment, Inc.(b)(c)	4,949,696	101,963,738
Commodity Chemicals–0.31%
Orion S.A. (Germany)	1,524,243	21,263,190
Communications Equipment–3.42%
Harmonic, Inc.(b)(c)	5,482,674	61,844,563
Lumentum Holdings, Inc.(b)(c)	1,996,657	169,835,644
		231,680,207
Construction & Engineering–3.86%
AECOM(c)	531,132	56,002,558
Concrete Pumping Holdings, Inc.	551,100	4,662,306
MasTec, Inc.(b)(c)	931,800	135,194,862
Orion Group Holdings, Inc.(b)	685,800	5,404,104
Primoris Services Corp.	785,492	60,302,221
		261,566,051
Construction Machinery & Heavy Transportation Equipment– 2.38%
Astec Industries, Inc.	224,298	7,830,243
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Manitowoc Co., Inc. (The)(b)	989,100	$9,881,109
NFI Group, Inc. (Canada)(b)	1,397,291	11,556,361
Oshkosh Corp.	478,934	55,747,918
RENK Group AG (Germany)(b)	1,994,942	50,654,910
REV Group, Inc.	748,140	25,960,458
		161,630,999
Copper–1.13%
Capstone Copper Corp. (Canada)(b)	10,226,429	57,276,728
ERO Copper Corp. (Brazil)(b)	1,420,391	19,018,687
		76,295,415
Diversified Chemicals–0.79%
Huntsman Corp.(c)	3,177,427	53,476,096
Diversified Metals & Mining–2.53%
Hudbay Minerals, Inc. (Canada)	8,847,275	73,166,964
MP Materials Corp.(b)(c)	1,996,177	43,836,047
Teck Resources Ltd., Class B (Canada)	1,334,878	54,569,813
		171,572,824
Electric Utilities–2.16%
NRG Energy, Inc.	1,429,813	146,470,044
Electrical Components & Equipment–1.40%
EnerSys	674,784	65,501,283
Vertiv Holdings Co., Class A	251,788	29,464,232
		94,965,515
Electronic Components–2.61%
Coherent Corp.(b)	1,955,449	176,948,580
Electronic Equipment & Instruments–0.86%
Crane NXT Co.(c)	915,417	58,559,225
Electronic Manufacturing Services–0.40%
Benchmark Electronics, Inc.(c)	635,372	27,104,970
Fertilizers & Agricultural Chemicals–0.54%
Mosaic Co. (The)	1,315,661	36,693,785
Food Distributors–0.48%
Performance Food Group Co.(b)	359,800	32,493,538
Gold–0.81%
Kinross Gold Corp. (Canada)(c)	1,490,200	16,809,456
Sandstorm Gold Ltd. (Canada)	6,464,280	37,816,038
		54,625,494
Health Care Equipment–3.02%
Integra LifeSciences Holdings Corp.(b)(c)	2,567,914	67,022,555
QuidelOrtho Corp.(b)(c)	3,174,385	137,958,772
		204,981,327
Health Care Services–0.30%
Fresenius Medical Care AG (Germany)	413,703	20,550,611
Hotels, Resorts & Cruise Lines–3.26%
Expedia Group, Inc.(b)	780,184	133,372,455
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Hotels, Resorts & Cruise Lines–(continued)
Travel + Leisure Co.	1,608,076	$87,415,011
		220,787,466
Human Resource & Employment Services–0.97%
Kelly Services, Inc., Class A	367,710	5,177,357
ManpowerGroup, Inc.	758,576	45,681,447
TrueBlue, Inc.(b)(c)(d)	1,845,931	15,044,338
		65,903,142
Industrial Machinery & Supplies & Components–3.72%
Chart Industries, Inc.(b)(c)	653,608	138,296,917
Columbus McKinnon Corp.	408,215	14,867,190
Gates Industrial Corp. PLC(b)	2,293,963	47,462,094
Konecranes OYJ (Finland)	858,679	51,657,415
		252,283,616
Interactive Home Entertainment–0.32%
Ubisoft Entertainment S.A. (France)(b)	1,855,200	21,405,965
Interactive Media & Services–0.68%
Match Group, Inc.(c)	1,288,598	46,002,949
Investment Banking & Brokerage–0.87%
Lazard, Inc.(c)	1,082,898	58,877,164
IT Consulting & Other Services–3.38%
Converge Technology Solutions Corp. (Canada)	8,187,182	19,096,946
Endava PLC, ADR (United Kingdom)(b)(c)(d)	3,050,310	98,891,050
EPAM Systems, Inc.(b)(c)	436,887	110,951,823
		228,939,819
Life & Health Insurance–2.18%
Globe Life, Inc.	1,211,369	147,896,041
Life Sciences Tools & Services–3.26%
Avantor, Inc.(b)(c)	3,967,803	88,402,651
ICON PLC(b)	667,338	132,853,649
		221,256,300
Managed Health Care–0.99%
Molina Healthcare, Inc.(b)	216,587	67,230,771
Office Services & Supplies–0.46%
MillerKnoll, Inc.(c)	1,389,185	31,173,311
Oil & Gas Drilling–0.44%
Patterson-UTI Energy, Inc.(c)	3,711,911	29,955,122
Oil & Gas Exploration & Production–4.77%
Advantage Energy Ltd. (Canada)(b)	5,361,428	34,049,596
Antero Resources Corp.(b)	1,096,171	40,909,102
ARC Resources Ltd. (Canada)	3,770,789	64,578,345
Expand Energy Corp.(c)	741,091	75,294,846
Kosmos Energy Ltd. (Ghana)(b)(c)	8,622,534	27,419,658
Northern Oil and Gas, Inc.(c)	648,280	23,305,666
Tamarack Valley Energy Ltd. (Canada)(c)	9,280,819	28,161,428
Veren, Inc. (Canada)	5,927,667	29,855,522
		323,574,163
Oil & Gas Storage & Transportation–0.31%
New Fortress Energy, Inc.(c)	1,388,923	20,833,845
Shares		Value
Packaged Foods & Meats–0.35%
Hain Celestial Group, Inc. (The)(b)(c)(d)	4,637,154	$23,463,999
Paper & Plastic Packaging Products & Materials–0.94%
Sealed Air Corp.	1,825,095	63,568,059
Passenger Ground Transportation–0.05%
Mobico Group PLC (United Kingdom)(b)	3,446,760	3,124,912
Pharmaceuticals–0.70%
Axsome Therapeutics, Inc.(b)(c)	196,964	20,968,788
Tarsus Pharmaceuticals, Inc.(b)(c)	491,195	26,406,643
		47,375,431
Regional Banks–12.32%
Citizens Financial Group, Inc.	1,177,518	56,014,531
East West Bancorp, Inc.	1,416,034	145,809,021
Five Star Bancorp	338,454	10,292,386
Huntington Bancshares, Inc.	6,788,228	116,757,521
Pinnacle Financial Partners, Inc.	1,091,205	136,149,648
SouthState Corp.	169,261	17,872,269
Webster Financial Corp.	2,316,558	139,549,454
Western Alliance Bancorporation	2,422,841	212,895,039
		835,339,869
Research & Consulting Services–2.06%
Amentum Holdings, Inc.(b)(c)	2,288,594	47,991,816
KBR, Inc.	1,683,694	91,626,628
		139,618,444
Restaurants–0.90%
Cheesecake Factory, Inc. (The)(c)	1,023,471	57,467,897
Marston’s PLC (United Kingdom)(b)	7,349,549	3,697,542
		61,165,439
Semiconductor Materials & Equipment–3.49%
Ichor Holdings Ltd.(b)(c)	360,169	9,890,241
MKS Instruments, Inc.	705,902	79,964,579
Onto Innovation, Inc.(b)	671,440	137,484,054
Ultra Clean Holdings, Inc.(b)(c)	250,028	9,218,532
		236,557,406
Semiconductors–3.48%
Rambus, Inc.(b)	2,751,216	169,529,930
Silicon Motion Technology Corp., ADR (Taiwan)	1,221,164	66,687,766
		236,217,696
Silver–1.05%
Pan American Silver Corp. (Canada)(c)	3,080,415	71,496,432
Specialized Finance–0.67%
Burford Capital Ltd.(c)	3,219,944	45,208,014
Specialty Chemicals–0.34%
Element Solutions, Inc.	889,885	22,967,932
Trading Companies & Distributors–4.15%
Air Lease Corp., Class A(c)	921,902	42,591,873
Beacon Roofing Supply, Inc.(b)	611,257	72,336,153
MSC Industrial Direct Co., Inc., Class A(c)	760,703	61,168,128
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Trading Companies & Distributors–(continued)
WESCO International, Inc.	568,399	$105,153,815
		281,249,969
Total Common Stocks & Other Equity Interests (Cost $4,981,470,542)		6,230,274,396

Exchange-Traded Funds–2.84%
Global X Copper Miners ETF(c)	1,272,162	48,571,145
Global X Uranium ETF(c)	2,028,508	57,427,061
VanEck Junior Gold Miners ETF(c)	1,785,646	86,371,697
Total Exchange-Traded Funds (Cost $179,199,977)		192,369,903
Money Market Funds–5.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	129,333,641	129,333,641
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	239,819,192	239,819,192
Total Money Market Funds (Cost $369,152,833)		369,152,833
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $5,529,823,352)		6,791,797,132
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.32%
Invesco Private Government Fund, 4.35%(d)(e)(f)	137,536,252	$137,536,252
Invesco Private Prime Fund, 4.48%(d)(e)(f)	358,438,264	358,545,795
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $496,082,047)		496,082,047
TOTAL INVESTMENTS IN SECURITIES–107.50% (Cost $6,025,905,399)		7,287,879,179
OTHER ASSETS LESS LIABILITIES—(7.50)%		(508,429,394)
NET ASSETS–100.00%		$6,779,449,785
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,221,338	$516,701,033	$(403,588,730)	$-	$-	$129,333,641	$1,874,154
Invesco Liquid Assets Portfolio, Institutional Class	11,214,568	82,940,002	(94,154,816)	(2,184)	2,430	-	295,471
Invesco Treasury Portfolio, Institutional Class	18,538,672	895,275,292	(673,994,772)	-	-	239,819,192	3,156,186
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	98,095,948	738,839,167	(699,398,863)	-	-	137,536,252	4,665,653*
Invesco Private Prime Fund	253,313,911	1,329,770,725	(1,224,547,810)	16,721	(7,752)	358,545,795	12,529,792*
Investments in Other Affiliates:
Endava PLC, ADR	63,237,400	27,813,278	-	7,840,372	-	98,891,050	-
Hain Celestial Group, Inc. (The)	-	38,572,559	-	(15,108,560)	-	23,463,999	-
TrueBlue, Inc.	13,588,722	4,195,962	-	(2,740,346)	-	15,044,338	-
Total	$474,210,559	$3,634,108,018	$(3,095,684,991)	$(9,993,997)	$(5,322)	$1,002,634,267	$22,521,256

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,929,465,998	$300,808,398	$—	$6,230,274,396
Exchange-Traded Funds	192,369,903	—	—	192,369,903
Money Market Funds	369,152,833	496,082,047	—	865,234,880
Total Investments	$6,490,988,734	$796,890,445	$—	$7,287,879,179
Invesco Small Cap Value Fund